INTEREST-BEARING LOANS AND BORROWINGS (Details Narrative)	12 Months Ended
Dec. 31, 2022
Interest-bearing Loans And Borrowings
Equal annual installments, description	The outstanding balance as of December 31, 2022 is repayable in equal annual installments of CNY3,000 until December of 2023; CNY4,000 from 2024 to 2028; CNY5,000 from 2029 to 2034; CNY6,000 in 2035; and CNY5,000 from 2036 to 2038.